Share-based Payments - Additional Information (Detail)												12 Months Ended
	Nov. 15, 2023 shares $ / shares	Apr. 06, 2023 shares $ / shares	Jun. 01, 2022 shares $ / shares	Apr. 01, 2022 shares $ / shares	Feb. 03, 2022	Jan. 01, 2022 shares $ / shares	Jul. 01, 2021 shares $ / shares	Jun. 25, 2021 shares € / shares	Jun. 25, 2021 shares $ / shares	Feb. 04, 2021 shares $ / shares	Jan. 01, 2021 shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 shares
Statement Of Lineitems [Line Items]
Number Of Instruments Granted In Share based Payment Arrangement		846,000		552,500
Expense from share-based payment transactions | €												€ 6,200,000	€ 7,600,000	€ 7,000,000
Number of share options outstanding in share-based payment arrangement												3,830,652	3,181,538	2,470,295	1,465,295
Number of share options exercisable in share-based payment arrangement												1,949,721	1,585,404	469,630
Exercise price of outstanding share options | € / shares												€ 20.08	€ 11.74	€ 38.75
Weighted average remaining contractual life of outstanding share options												6 years 4 months 24 days	7 years 6 months	8 years
Share options, Exercised												241,825	31,257	34,000
Bottom of range [member]
Statement Of Lineitems [Line Items]
Exercise price of outstanding share options | € / shares												€ 0.01	€ 0.01	€ 0.01
Top Of Range [Member]
Statement Of Lineitems [Line Items]
Exercise price of outstanding share options | € / shares												€ 16.88	€ 16.78	€ 16.67
Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number Of Instruments Granted In Share based Payment Arrangement	90,000	571,000	120,000	465,000		70,000	150,000	14,000	14,000	873,000	107,000
Number of shares granted date fair value								88,000	88,000
Weighted average share price | (per share)	$ 16.4	$ 8.05	$ 17.98	$ 18.14		$ 14.39	$ 17.43	€ 2.38	$ 20	$ 20	€ 725
Members of the board [Member]
Statement Of Lineitems [Line Items]
Number Of Instruments Granted In Share based Payment Arrangement		296,000		87,500
Exercise price of EUR 7,25 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement											December 31, 2030
Exercise price of $20 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement								February 3, 2031	February 3, 2031	February 3, 2031
Exercise price of EUR2.38 per share[Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement								February 2, 2030	February 2, 2030
Exercise price of $17.43 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement							June 30, 2031
Exercise price of $14.39 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement						December 31, 2031
Exercise price of $18.14 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement		April 6, 2033		March 31, 2031
Exercise price of $17.98 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement	November 15, 2033		May 31, 2031
Restricted Stock units [Member] | Restricted Award Agreement
Statement Of Lineitems [Line Items]
Number Of Instruments Granted In Share based Payment Arrangement												528,004	681,588	175,991
Expense from share-based payment transactions | €												€ 4,500,000	€ 3,800,000	€ 1,200,000
Weighted-average grant date fair value | €												€ 9.52	€ 11.84	€ 17